Related Parties - Summary of Amount Due to Related Parties (Details)	Feb. 29, 2020 USD ($)
Amount due to related party
Amount due to related party	$ 4,993
Subsidiaries | Puissant International Pte Ltd
Amount due to related party
Amount due to related party	$ 4,993